Earnings per share -Schedule of basic and diluted earnings per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit for the year, net	$ 719,063	$ 477,521	$ 396,955
Weighted average number of ordinary shares	102,499,637	95,906,449	93,679,904
Basic earnings per share	$ 7.015	$ 4.979	$ 4.237
Profit for the year, net	$ 719,063	$ 477,521	$ 396,955
Weighted average number of ordinary shares	107,212,399	103,077,629	99,232,919
Diluted earnings per share	$ 6.707	$ 4.633	$ 4